Note 04 - Management Report - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Net revenues [Abstract]
Personal Banking		€ 5,304		€ 5,570		€ 5,005
Wealth Management and Private Banking		4,082		4,000		4,147
Total net revenues		9,386		9,571		9,152
Of which: [Abstract]
Net interest income		5,786		6,156		5,222
Commission and fee income		2,956		2,852		3,155
Remaining income		643		563		775
Provision for credit losses		851		783		583
Noninterest expenses [Abstract]
Compensation and benefits		2,934		2,805		2,783
General and administrative expenses		4,372		4,696		4,193
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(3)		228		(113)
Total noninterest expenses		7,304		7,730		6,863
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 1,231		€ 1,058		€ 1,705
Employees (front office full time equivalent)	[1]	16,961		18,403		18,853
Employees (business aligned operations full time equivalent)	[1]	7,917		7,802		8,018
Employees (allocated central infrastructure, full-time equivalent)	[1]	12,193		12,205		10,839
Total employees (full-time equivalent)	[1]	37,072		38,411		37,710
Total assets	[1],[2]	€ 324,000		€ 331,000		€ 333,000
Risk weighted assets (RWA)	[1]	97,000		86,000		88,000
of which operational risk RWA	[1]	14,000	[3]	8,000	[4]	8,000	[5]
Leverage exposure	[1]	336,000		339,000		344,000
Deposits	[1]	320,000		308,000		317,000
Loans (gross of allowance for loan losses) In Divisions	[1]	257,000		261,000		265,000
Assets under Management	[1],[6]	633,000		578,000		543,000
Net flows		€ 29,000		€ 23,000		€ 31,000
Cost Income Ratio		77.80%	[7]	80.80%	[8]	75.00%	[9]
Post-tax return on average shareholders equity	[10],[11]	5.20%		4.80%		8.60%
Post-tax return on average tangible shareholders' equity	[10],[11]	5.20%		5.20%		9.20%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6]	Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management & Private Banking (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. Within the Private Bank business ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, starting 2024, demand deposits of Private Banking in Germany were reclassified to Assets under Management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[10]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[11]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report